Note 9 - Stockholders' Equity - Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	9,255,346	346,563
Warrant [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	9,090,939	345,956
Share-Based Payment Arrangement, Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		607
Shares Available for Grant Under Equity Incentive Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		0